REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Contract assets	SFr 27.8	SFr 31.7	SFr 22.5